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                                                                    THE HARTFORD

October 26, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE:  HARTFORD LIFE INSURANCE COMPANY
     SEPARATE ACCOUNT FIVE (REGISTRANT)
     DIRECTOR LIFE SERIES II
     FILE NO. 333-36203

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on October 21, 2005.

If you have any additional questions, please feel free to contact me at (860) 843-8697.

Sincerely,

/s/ Michelle Lesperance

Michelle Lesperance
Paralegal

Enclosure